Credit Risk - Disclosure of Stage 3 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	£ 312,830	£ 319,319
Loss allowance	£ 1,007	£ 866
Coverage	0.30%	0.30%
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 2,735	£ 3,021
Loss allowance	£ 320	£ 403
Coverage	11.70%	13.30%
Stage 3 | Stage 3 not in cure period
Disclosure of credit risk exposure [line items]
Exposure	£ 2,421
Loss allowance	£ 286
Coverage	11.80%
Stage 3 | Stage 3 in cure period (for transfer to Stage 2)
Disclosure of credit risk exposure [line items]
Exposure	£ 314
Loss allowance	£ 34
Coverage	10.80%